Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	$ 340,695	$ 289,113
Short-term investments	111	110
Total cash and cash equivalents	340,806	289,223
Debt securities available for sale, at fair value	1,122,017	1,025,946
Debt securities held to maturity, at amortized cost (fair value )	396,233	392,840
Loans held-for-sale	0	0
Equity securities, at fair value	6,802	6,673
Federal Home Loan Bank stock	64,604	60,387
Loans receivable	8,292,010	7,916,928
Less: allowance for credit losses	(67,201)	(59,958)
Loans receivable, net	8,224,809	7,856,970
Accrued interest receivable	41,490	40,383
Office properties and equipment, net	82,985	81,772
Bank-owned life insurance ("BOLI")	283,094	274,908
Goodwill and intangible assets	120,302	121,008
Other real estate owned	0	1,334
Other assets	335,651	324,049
Total assets	11,018,793	10,475,493
Liabilities:
Deposits	8,444,079	8,096,149
Borrowings	1,183,472	1,080,600
Advance payments by borrowers for taxes and insurance	45,792	45,453
Accrued expenses and other liabilities	184,722	172,915
Operating lease liabilities	16,523	17,824
Total liabilities	9,858,065	9,395,117
Stockholders' equity:
Preferred stock, par value	0	0
Common stock, par value	1,316	1,314
Additional paid-in capital	806,581	799,482
Retained earnings	933,717	881,951
Accumulated other comprehensive loss	(75,972)	(110,368)
Treasury stock, at cost	(476,133)	(460,980)
Common stock held by the Employee Stock Ownership Plan	(27,935)	(30,207)
Stock held by Rabbi Trust	(3,479)	(3,255)
Deferred compensation obligations	2,633	2,439
Total stockholders' equity	1,160,728	1,080,376
Total liabilities and stockholders' equity	11,018,793	10,475,493
Northfield Bancorp, Inc. [Member]
Assets
Cash and due from banks	12,051	13,043
Short-term investments	151,900	154,701
Total cash and cash equivalents	163,951	167,744
Trading securities	15,215	13,884
Debt securities available for sale, at fair value	1,412,419	1,100,817
Debt securities held-to-maturity, at amortized cost (estimated fair value of $8,762 at December 31, 2025, and $8,762 at December 31, 2024)	8,339	9,303
Equity securities	5,000	14,261
Loans held-for-sale	0	4,897
Federal Home Loan Bank stock	46,568	35,894
Loans receivable	3,856,773	4,022,224
Less: allowance for credit losses	(38,144)	(35,183)
Net loans held-for-investment	3,818,629	3,987,041
Loans receivable, net	3,818,629	3,987,041
Accrued interest receivable	20,118	19,078
Office properties and equipment, net	19,938	21,985
Bank-owned life insurance ("BOLI")	182,828	175,759
Operating lease right-of-use assets	25,789	27,771
Goodwill and intangible assets	0	41,012
Other assets	35,216	46,932
Total assets	5,754,010	5,666,378
Liabilities:
Deposits	4,015,809	4,138,477
Advance payments by borrowers for taxes and insurance	20,276	24,057
FHLB advances and other borrowings	900,216	666,402
Subordinated debentures, net of issuance costs	61,665	61,442
Operating lease liabilities	29,643	32,209
Accrued expenses and other liabilities	36,342	39,095
Total liabilities	5,063,951	4,961,682
Stockholders' equity:
Preferred stock, par value	0	0
Common stock, par value	648	648
Additional paid-in capital	592,473	591,336
Unallocated common stock held by employee stock ownership plan	(11,728)	(13,042)
Retained earnings	420,404	440,760
Accumulated other comprehensive loss	(4,220)	(20,296)
Treasury stock at cost; 22,969,380 and 21,867,277 shares at December 31, 2025 and 2024, respectively	(307,518)	(294,710)
Total stockholders' equity	690,059	704,696
Total liabilities and stockholders' equity	$ 5,754,010	$ 5,666,378